Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Feb. 24, 2017
Document Effective Date	Feb. 24, 2017
Prospectus Date	Feb. 24, 2017
BBH Partner Fund - International Equity | Class I Shares
Risk/Return:
Trading Symbol	BBHLX